Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses And Other Current Liabilities (Details) - USD ($)		Dec. 31, 2019	Dec. 31, 2018
Accrued Expenses And Other Current Liabilities [Abstract]
Accrued bonus		$ 1,063,891	$ 1,889,145
Accrued professional service fees		558,752	450,015
Withholding individual income tax-option exercise		215,945	36,696
Value added taxes and other taxes payable		375,548	(20,502)
Accrued raw data cost		651,633	470,664
Accrued bandwidth cost		(24,970)	180,151
Accrued welfare benefits		64,167	69,306
Deposit payable	[1]		1,384,194
Funds received from third party investors	[2]	9,415,798	4,468,798
Accrued sales service fees		81,623	272,849
Accrued expenses and other current liabilities		5,017,526	2,526,919
Accrued liabilities and other liabilities current total		$ 17,419,913	$ 11,728,235

[1]	Pursuant to the Share Transfer Agreement, the Buyer provided a refundable deposit to the Company of $1.4 million. The refundable deposit was not considered part of the Purchase Price. The deposit was refundable to the Buyer upon the Share Transfer approval by Securities and Futures Commission of Hong Kong (“SFC”), which was one of the prerequisites for the transaction. The Share Transfer was approved during 2018 and the Company refunded the deposit to the Buyer during 2019
[2]	Pursuant to the Share Transfer Agreement, the completion of the equity transfer is subject to conditions, including but not limited to obtaining all necessary approvals and consents of Securities and Futures Commission of Hong Kong. As of December 31, 2019, both the register of shareholders and business registration had not been changed, therefore the equity transfer has not been completed and recorded in noncontrolling interests. In addition, the Share Transfer Agreement was subject to Rifa Financial being listed on the Main Board of the Stock Exchange of Hong Kong Limited (“HKEX”) as of December 31, 2019. If Rifa Financial is not listed on the HKEX, the Company would refund all amounts received under the Share Transfer Agreement without interest to the Buyer within two weeks from December 31, 2019. Due to the failure of Rifa Financial listing on HKEX through December 31, 2019, the shares were not transferred to the Buyer. The Company is obligated to return the Purchase Price (funds received) to the Buyer.